Note 11 - Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

11.   Supplementary Cash Flow Information

For the years ended December 31, 2012 and 2011, the Company had the following non-cash investing and financing activities (in thousands):

	Years Ended December 31,
	2012	2011
Non-cash financing and investing activities:
Accrued dividends payable	$75	$154
Conversion of liability to promissory note	849	—
Issuance of common stock for MFS Acquisition	—	879
Issuance of common stock for commitment fee	32	—
	$956	$1,033